Other Current and Non-Current Assets - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current and non-current Assets [abstract]
Provision for advances issued included in allowance for doubtful accounts		₽ 185	₽ 355
Reversal of provision for advances issued	₽ 11